ICA File Number:  811-10385
Reporting Period: 07/01/2003 - 06/30/2004
Pacific Funds

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-5141

                  		Pacific Select Fund
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               (Exact name of registrant as specified in charter)

		 700 Newport Center Dr., Newport Beach, CA 92646
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		    (Address of principal executive offices)

                                Robin S. Yonis
		     Vice President and Investment Counsel of
			  Pacific Life Insurance Company
			     700 Newport Center Drive
			       Post Office Box 9000
			     Newport Beach, CA 92660
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (949) 219-6767

Date of fiscal year end:   12/31

Date of reporting period:  7/1/03 to 6/30/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacific Select Fund

By (Signature and Title)
                           ------------------------
			   Glenn S. Schafer*
			   Title: President, Pacific Select Fund

*By:  /s/ ROBIN S. YONIS
-------------------------
	Robin S. Yonis,
	as attorney-in-fact pursant
	to power of attorney previously
	filed.

Date   August 31, 2004